UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001787426

(Exact name of issuing entity as specified in its charter): RCKT Mortgage Trust 2025-CES10

Central Index Key Number of issuing entity (if applicable): Not applicable

John Essad (313) 545-5133

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99 to this Form ABS-15G are the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2). Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 8, 2025	WCM1 LLC (Depositor)

By: Woodward Capital Management LLC, its sole member

	By:	/s/ John Essad
		Name:	John Essad
		Title:	Director of Securitization

EXHIBIT INDEX

Exhibit number	Description

Exhibit 99.1	Due Diligence Narrative Report of AMC Diligence, LLC, dated October 8, 2025 (Initial Pool)

Exhibit 99.2	Rating Agency Grades (Initial Pool)

Exhibit 99.3	Exception Grades (Initial Pool)

Exhibit 99.4	Valuation Summary (Initial Pool)

Exhibit 99.5	Due Diligence Narrative Report of AMC Diligence, LLC, dated October 8, 2025 (Additional Pool)

Exhibit 99.6	Rating Agency Grades (Additional Pool)

Exhibit 99.7	Exception Grades (Additional Pool)

Exhibit 99.8	Valuation Summary (Additional Pool)

Exhibit 99.9	Due Diligence Narrative Report of Consolidated Analytics, Inc., dated October 8, 2025

Exhibit 99.10	Due Diligence Standard

Exhibit 99.11	Rating Agency Grades Summary

Exhibit 99.12	Valuations